INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2025
INTANGIBLE ASSETS
INTANGIBLE ASSETS

9. INTANGIBLE ASSETS

Intangible assets, net of amortization, as of December 31, 2024 and 2025 consisted of the following:

	As of December 31, 2024			As of December 31, 2025
	Gross	Less: accumulated	Net	Gross	Less: accumulated	Net	Weighted-average
	carrying	amortization	carrying	carrying	amortization	carrying	remaining
	amount		amount	amount		amount	useful life
							(in years)
Technologies and licenses	6.4	(3.7)	2.7	29.7	(10.6)	19.1	3.4
Assets not yet in use	2.2	—	2.2	0.6	—	0.6	—
Total intangible assets	8.6	(3.7)	4.9	30.3	(10.6)	19.7

Amortization expenses of intangible assets for the years ended December 31, 2023, 2024 and 2025 were $1.4, $1.9 and $6.9, respectively. No impairment of intangible assets was identified or recorded in any of these years.

Estimated amortization expense over the remaining useful life for intangible assets subject to amortization as of December 31, 2025 was as follows:

Other
intangible
assets
2026	6.9
2027	4.6
2028	4.0
2029	3.1
2030	0.5
Total	19.1